UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported) December 9, 2016

Commission File Number of securitizer: 025-02080

Central Index Key Number of securitizer: 0001555110

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001555110

SOFI MORTGAGE TRUST SERIES 2016-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Robert Lavet, General Counsel, (703) 972-2039

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 3.	Exhibits — Part I

99.1	Disclosures required by Rule 15G-2 for Clayton Services LLC

Schedule 1 — Narrative Report

Schedule 2 — Conditions Detail/Conditions Summary/Loan Grades

Schedule 3 — Rating Agency ATR QM Data Field

Schedule 4 — Valuation Summary

Schedule 5 — Loan Level Tape Compare Upload (to be included in second filing)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SOFI MORTGAGE LOAN ACCEPTANCE LLC
(Securitizer)

By:	/s/ Saturnino Fanlo
Saturnino Fanlo
President

Date: December 9, 2016

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15G-2 for Clayton Services LLC

Schedule 1 — Narrative Report

Schedule 2 — Conditions Detail/Conditions Summary/Loan Grades

Schedule 3 — Rating Agency ATR QM Data Field

Schedule 4 — Valuation Summary

Schedule 5 — Loan Level Tape Compare Upload (included in separate filing)

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